Operating Expenses (Details) - Schedule of operating expenses - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Operating Expenses Abstract
Depreciation of property, plant and equipment and right-of-use assets	£ 34,900	£ 21,172	£ 5,897
Amortization of intangible assets	19,332	30,475	1,292
Impairment of intangible assets and goodwill	299,377	5,493
Expensed research and development costs	£ 16,106	£ 8,154	£ 6,697